Revolving Credit Facility (Details) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 21, 2023	Sep. 30, 2023	Jan. 31, 2022	Mar. 31, 2022	Jun. 30, 2022	Jan. 02, 2022	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revolving Credit Facility
Outstanding revolver balance					$ 135,968,000			$ 133,281,000	$ 135,968,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]						Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Description of Variable Rate Basis	30-day SOFR						30-day SOFR
Revolving Credit Facility, Net							$ 77,336,000
Revolving Credit Facility | White Oak Commercial Financing, LLC
Revolving Credit Facility
Outstanding revolver balance							$ 77,336,000
Maximum borrowing capacity	$ 120,000,000
Floor rate on debt instrument	2.00%
Effective interest rate							8.77%
Percentage of commitment fee on unused credit line							0.25%
Fixed charge coverage ratio							0.91%
Revolving Credit Facility | White Oak Commercial Financing, LLC | Credit facility if reduced or terminated before December 21, 2024
Revolving Credit Facility
Early termination fees							2.00%
Revolving Credit Facility | White Oak Commercial Financing, LLC | Credit facility if reduced or terminated between December 21, 2024, and August 21, 2025
Revolving Credit Facility
Early termination fees							1.00%
Bank of America Revolving Credit Agreement
Revolving Credit Facility
Outstanding revolver balance					$ 136,176,000		$ 0	$ 133,323,000	$ 136,176,000
Minimum
Revolving Credit Facility
Waiver of favored equipment lease guaranty		$ 7,600,000
Minimum | Revolving Credit Facility | White Oak Commercial Financing, LLC
Revolving Credit Facility
Spread on interest rate	4.50%
Maximum
Revolving Credit Facility
Waiver of favored equipment lease guaranty		$ 17,000,000.0
Maximum | Revolving Credit Facility | White Oak Commercial Financing, LLC
Revolving Credit Facility
Spread on interest rate	4.75%
Federal Funds rate
Revolving Credit Facility
Annual interest rate						0.50%
Bank of America Libor rate
Revolving Credit Facility
Annual interest rate						2.00%
Secured Overnight Financing Rate (SOFR) [Member]
Revolving Credit Facility
Annual interest rate			2.11%	2.11%	2.11%			2.11%
Line of Credit
Revolving Credit Facility
Percentage of commitment fee on unused credit line								0.25%	0.25%
Interest rate					3.61%			6.00%	3.61%
Amount of commitment fee on unused credit line								$ 147,000	$ 141,000
Amount available under the credit facility					$ 48,000,000			$ 2,000,000	48,000,000
Line of Credit | Secured Overnight Financing Rate (SOFR) [Member]
Revolving Credit Facility
Spread on interest rate								2.11%
Revolving Credit Facility
Revolving Credit Facility
Agent a waiver fee								$ 180,000
Bank of America Revolving Credit Agreement
Revolving Credit Facility
Maximum borrowing capacity					$ 225,000,000			$ 175,000,000	$ 225,000,000	$ 175,000,000